UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21793

Name of Fund: BlackRock Enhanced Government Fund, Inc. (EGF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Enhanced Government Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Asset-Backed Securities	(000)	Value

	Asset Backed Securities Corp. Home Equity Line Trust
	Series 2006-HE7 Class A2, 3.257%, 11/25/36 (a)	$ 1,122	$ 1,103,499
	First Franklin Mortgage Loan Asset Backed Certificates
	Series 2005-FF2 Class M2, 3.647%, 3/25/35 (a)	3,220	1,803,200
	GSAA Home Equity Trust Series 2005-1 Class AF2,
	4.316%, 11/25/34 (a)	1,866	1,702,124
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-0P1 Class M2, 3.657%, 1/25/35 (a)	2,000	1,613,169
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-OP2 Class M1, 3.637%, 10/25/35 (a)	1,025	645,750
	Soundview Home Equity Loan Trust Series 2007-OPT5
	Class 2A2, 4.157%, 10/25/37 (a)	2,500	2,073,047

	Total Asset-Backed Securities - 4.3%		8,940,789

Industry	Corporate Bonds

Electric Utilities - 0.8%	PPL Capital Funding, 6.70%, 3/30/67 (a)	2,000	1,620,774

Insurance - 1.4%	The Allstate Corp., 6.50%, 5/15/57 (a)(b)	2,000	1,254,646
	ZFS Finance (USA) Trust IV, 5.875%, 5/09/32 (a)(c)	500	341,050
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(c)	2,000	1,340,000

			2,935,696

	Total Corporate Bonds - 2.2%		4,556,470

	U.S. Government Agency Mortgage-Backed Securities

	Fannie Mae Guaranteed Pass-Through Certificates:
	4.50%, 10/15/23 (d)	4,000	3,897,500
	4.66%, 7/01/10	1,872	1,870,903
	4.681%, 2/01/13	5,368	5,341,263
	5.00%, 10/15/23 - 10/01/35 (b)(d)	31,571	30,908,678
	5.24%, 4/01/12	7,939	7,993,410
	5.274%, 10/01/35	5,059	5,133,743
	5.50%, 10/15/23 - 10/15/38 (b)(d)	59,769	59,727,581
	5.707%, 2/01/12	2,622	2,697,670
	6.00%, 7/01/36 - 10/15/38 (d)	41,748	42,305,841
	6.50%, 10/15/38 (d)	4,500	4,613,904
	6.60%, 1/01/11	5,160	5,301,156
	Freddie Mac Mortgage Participation Certificates:
	4.50%, 5/01/34 (b)	1,072	1,018,677
	5.00%, 5/01/37 - 8/01/37 (b)	14,577	14,208,504
	5.50%, 4/01/37	719	716,092
	6.00%, 10/15/38 (d)	2,500	2,530,470
	6.50%, 10/15/38 (d)	4,200	4,306,310
	Ginnie Mae MBS Certificates:
	5.00%, 11/15/35	2,779	2,730,032
	5.50%, 11/15/35	2,344	2,350,932

Total U.S. Government Agency Mortgage-Backed Securities -
	94.4%		197,652,666

	U.S. Government Agency Mortgage-Backed Securities -
	Collateralized Mortgage Obligations

	Fannie Mae Trust Series 353 Class 2, 5%, 8/01/34 (e)	4,194	949,714

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	U.S. Government Agency Mortgage-Backed Securities -	Par
	Collateralized Mortgage Obligations	(000)	Value

	Fannie Mae Trust Series 367 Class 2, 5.50%, 1/25/36 (e)	$ 3,826	$ 839,575
	Fannie Mae Trust Series 378 Class 5, 5%, 7/01/36 (e)	4,346	853,240
	Fannie Mae Trust Series 3006-8 Class HN,
	4.858%, 3/25/36 (a)(e)	1,903	167,123
	Freddie Mac Multiclass Certificates Series 232 Class IO,
	5%, 8/01/35 (e)	4,468	980,661
Freddie Mac Multiclass Certificates Series 2611 Class KT, 4.771%,
	4/15/17 (a)	610	594,997
	Freddie Mac Multiclass Certificates Series 2654 Class YD, 5%,
	12/15/26 (e)	6,262	342,519
Freddie Mac Multiclass Certificates Series 2996 Class SJ, 2.098%,
	6/15/35 (a)(e)	3,430	290,456
Freddie Mac Multiclass Certificates Series 3042 Class EA, 4.50%,
	9/15/35	2,680	2,434,084
	Freddie Mac Multiclass Certificates Series 3183 Class KI,
	6%, 12/15/34 (e)	3,436	251,168
	Ginnie Mae Trust Series 2005-47 Class SP,
	0.853%, 8/20/32 (a)(e)	26,979	1,300,167
	Ginnie Mae Trust Series 2005-87 Class C, 5.328%, 9/16/34 (a)	10,000	9,972,468
	Ginnie Mae Trust Series 2006-3 Class C, 5.235%, 4/16/39 (a)	10,000	9,510,772
	Ginnie Mae Trust Series 2006-30 Class IO,
	0.80%, 5/16/46 (a)(e)	8,694	410,865

Total U.S. Government Agency Mortgage-Backed Securities -
	Collateralized Mortgage Obligations - 13.8%		28,897,809

	Non-U.S. Government Agency Mortgage-Backed Securities

Collateralized Mortgage	Bank of America Funding Corp. Series 2007-5 Class 4A3, 3.655%,
Obligations - 5.8%	7/25/37 (a)(e)	18,333	1,408,835
Bank of America Mortgage Securities Inc. Series 2003-J Class 2A1,
	4.084%, 11/25/33 (a)	666	660,820
Bear Stearns Alternative-A Trust Series 2004-13 Class A1, 3.577%,
	11/25/34 (a)	667	426,423
Bear Stearns Asset Backed Securities Series 2007-AC2 Class X,
	0.25%, 3/25/37 (e)	12,805	125,803
CS First Boston Mortgage Securities Corp. Series 2005-11 Class
	6A5, 6%, 12/25/35	1,472	1,286,462
Citi Mortgage Alternative Loan Trust Series 2007-A5 Class 1A7,
	6%, 5/25/37 (e)	924	113,089
	Citigroup Mortgage Loan Trust, Inc. Series 2005-12 Class 1A2,
	1.615%, 8/25/35 (a)(e)	11,756	473,052
Countrywide Alternative Loan Trust Series 2006-41CB Class 2A17,
	6%, 1/25/37	2,322	1,833,404
	First Horizon Alternative Mortgage Securities Series 2007-FA2
	Class 1A11, 1.245%, 4/25/37 (a)(e)	20,276	1,104,842
	Homebank Mortgage Trust Series 2005-4 Class A1, 3.477%,
	10/25/35 (a)	2,313	1,507,118
Residential Asset Securitization Trust Series 2004-A9 Class A3,
	1.83%, 12/25/34 (a)(e)	11,701	760,588

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Non-U.S. Government Agency Mortgage-Backed Securities	(000)	Value

WaMu Mortgage Pass-Through Certificates Series 2005-AR7 Class
	A1, 4.919%, 8/25/35 (a)	$ 2,551	$ 2,414,895
	Washington Mutual Alternative Mortgage Pass-Through
	Certificates Series 2005-8 Class 1A4, 1.215%, 10/25/35 (a)(e)	4,442	130,242

			12,245,573

Commercial Mortgage-Backed	Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4,
Securities - 2.8%	5.889%, 12/10/49 (a)	475	405,992
Greenwich Capital Commercial Funding Corp. Series 2006-GG7
	Class A4, 5.914%, 7/10/38 (a)	1,500	1,362,984
JPMorgan Chase Commercial Mortgage Securities Corp. Series
	2006-CB15 Class A4, 5.814%, 6/12/43 (a)	2,500	2,244,246
JPMorgan Chase Commercial Mortgage Securities Corp. Series
	2006-LDP7 Class A4, 5.875%, 4/15/45 (a)	2,000	1,808,479

			5,821,701

	Total Non-U.S. Government Agency Mortgage-Backed
	Securities - 8.6%		18,067,274

	U.S. Government & Agency Obligations

	Federal Farm Credit Bank, 4.55%, 6/08/20	3,500	3,376,471
	Federal Home Loan Banks, 5.40%, 10/27/11 (f)	3,525	3,530,890
	Federal Home Loan Banks, 5%, 3/14/14	285	293,952
	Federal Home Loan Banks, 5.375%, 6/13/14	640	670,586
	Federal Home Loan Banks, 5.25%, 9/12/14	640	665,266
	U.S. Treasury Notes, 2.875%, 1/31/13	25,235	25,300,056
	U.S. Treasury Notes, 3.125%, 8/31/13	110	110,842
	U.S. Treasury Notes, 3.875%, 5/15/18	1,050	1,056,890

	Total U.S. Government & Agency Obligations - 16.7%		35,004,953

	Preferred Securities

	Capital Trusts

Diversified Financial	JPMorgan Chase Capital XXII, 6.45%, 1/15/87	2,000	1,449,086
Services - 0.7%

	Total Capital Trusts - 0.7%		1,449,086

	Preferred Stocks	Shares

Commercial Banks - 0.1%	Wachovia Corp. Series J, 8%	35,300	294,755

Diversified Financial	Citigroup, Inc. Series AA, 8.125%	25,000	412,500
Services - 0.2%

	Total Preferred Stocks - 0.3%		707,255

	Trust Preferreds	Par
		(000)

Capital Markets - 0.4%	Morgan Stanley Capital Trust VIII, 6.45%, 4/15/67	$ 2,000	942,400

Media - 0.7%	Comcast Corp., 6.625%, 5/15/56	2,000	1,416,000

	Total Trust Preferreds - 1.1%		2,358,400

	Total Preferred Securities - 2.1%		4,514,741

	Total Long-Term Investments (Cost - $304,096,581) -
	142.1%		297,634,702

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Beneficial
	Interest
Short-Term Securities	(000)	Value

BlackRock Liquidity Series, LLC Cash Sweep Series,
2.59% (g)(h)	$ 3,510	$ 3,509,597

Total Short-Term Securities (Cost - $3,509,597) - 1.7%		3,509,597

Total Investments Before TBA Sale Commitments (Cost -
$307,606,178*) - 143.8%		301,144,299

TBA Sale Commitments

Fannie Mae Guaranteed Pass-Through Certificates:
5.00%, 10/15/23 - 10/01/35	(11,700)	(11,505,979)
5.50%, 10/15/23 - 10/15/38	(7,800)	(7,784,447)
6.00%, 7/01/36 - 10/15/38	(17,991)	(17,832,760)

Total TBA Sale Commitments
(Proceeds - $37,545,273) - (17.7)%		(37,123,186)

Total Investments (Cost - $270,060,905) - 126.1%		264,021,113
Liabilities in Excess of Other Assets - (26.1)%		(54,663,499)

Net Assets - 100.0%	$ 209,357,614

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes were as follows:

Aggregate cost	$ 307,606,178

Gross unrealized appreciation	$ 4,952,167
Gross unrealized depreciation	(11,414,046)

Net unrealized depreciation	$ (6,461,879)

(a)	Variable rate security. Rate shown is as of report date.

(b)	All or a portion of security held as collateral in connection with swaps.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents or includes a to-be-announced transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

(e)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(f)	All or a portion of security have been pledged as collateral in connection with open financial futures contracts.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC Cash Sweep
Series	$ (13,598)	$ 176,541

(h) Represents the current yield as of report date.

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)

• Financial futures contracts purchased as of September 30, 2008 were as follows:

				Unrealized
		Expiration	Face	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

46	2 year U.S. Treasury Bond	December 2008	$ 9,790,351	$ 27,774
543	10-Year U.S. Treasury Bond	December 2008	$ 63,109,358	(867,983)
21	Eurodollar Future	December 2008	$ 5,075,677	(7,065)
21	Eurodollar Future	March 2009	$ 5,067,539	26,799
22	Eurodollar Future	June 2009	$ 5,296,979	35,821
15	Eurodollar Future	September 2009	$ 3,604,296	28,517
15	Eurodollar Future	December 2009	$ 3,593,671	27,329
15	Eurodollar Future	March 2010	$ 3,585,983	29,017
16	Eurodollar Future	June 2010	$ 3,817,849	28,351
11	Eurodollar Future	September 2010	$ 2,621,184	16,204
11	Eurodollar Future	December 2010	$ 2,618,321	12,329
11	Eurodollar Future	March 2011	$ 2,617,627	10,548
12	Eurodollar Future	June 2011	$ 2,854,349	10,201

Total				$ (622,158)

• Swaps outstanding as of September 30, 2008 were as follows:

			Notional	Unrealized
			Amount	Appreciation
			(000)	(Depreciation)

Receive a fixed rate of 4.68528% and pay a floating rate
based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires September 2009			$ 130,000	$ (1,871,536)

Pay a fixed rate of 4.625% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires March 2013			$ 50,000	(1,298,075)

Receive a fixed rate of 4.17% and pay a floating rate based on
3-month LIBOR
Broker, Credit Suisse First Boston
Expires June 2013			$ 50,000	304,078

Pay a fixed rate of 5.705% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires June 2017			$ 50,000	(4,684,309)

Receive a fixed rate of 4.65% and pay a floating rate based on
3-month LIBOR
Broker, Credit Suisse First Boston
Expires December 2017			$ 28,600	470,394

BlackRock Enhanced Government Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)

Notional
	Amount	Unrealized
	(000)	Depreciation

Pay a fixed rate of 5.88% and receive a floating rate based on
3-month LIBOR
Broker, Deutsche Bank AG London
Expires June 2018	$ 36,836	$ (3,264,379)

Pay a fixed rate of 5.9575% and receive a floating rate based on 3-month LIBOR
Broker, Deutsche Bank AG London
Expires December 2037	$ 25,000	(5,002,389)

Total		$ (15,346,216)

BlackRock Enhanced Government Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

Level 1	$ 28,051,174	$ (622,158)
Level 2	235,969,939	(15,346,216)
Level 3	-	-

Total	$ 264,021,113	$ (15,968,374)

* Other financial instruments are swaps and futures.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Government Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Enhanced Government Fund, Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Government Fund, Inc.

Date: November 24, 2008